SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited condensed interim consolidated financial statements:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial statements.

The balance sheets as of December 31, 2022 have been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2022, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on April 20, 2023. The significant accounting policies applied in the Company’s audited 2022 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements. The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

The significant accounting policies disclosed in the Company’s audited 2022 consolidated financial statements and notes thereto have been applied consistently to these unaudited condensed interim consolidated financial statements.

b.	Use of estimates:

The preparation of the unaudited condensed interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such management estimates and assumptions are related, but not limited to estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, allowances for credit losses, inventory write-offs, warranty provision, tax assets and tax positions, legal contingencies, amounts classified as discontinued operations and stock-based compensation costs. Actual results could differ from those estimates.

c.	Principles of consolidation:

The unaudited condensed interim consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

d.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable and long-term trade receivables.

As of June 30, 2023, $5,418 of the Company's cash and cash equivalents and restricted cash and short-term deposits were invested in major Israeli and U.S. banks, and approximately $6,512 were invested in other banks, mainly with the Royal Bank of Canada, Deutsche Bank and NatWest Bank. The Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits. Generally, these deposits may be redeemed upon demand and therefore, bear low risk.

Trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in the U.S., Canada, Europe and APAC.

The Company performs ongoing credit evaluations of its customers. An allowance for credit losses is recognized with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

e.	Revenue recognition:

Remaining performance obligations:

Remaining performance obligations represent the future revenues expected to be recognized on firm orders received by the Company and are equivalent to the Company’s remaining performance obligations at the end of each period for a remaining period of more than a year. The Company's remaining performance obligations as of June 30, 2023 was $9.2 million, out of which the Company expects to recognize approximately 15% as revenue in the next twelve months, with the remainder to be recognized thereafter.

Deferred revenues and customer advances:

Deferred revenues and customer advances decreased by $0.4 million compared to the beginning balance of $4.6 million as of January 1, 2023. The decrease was primarily as a result of $2.1 million of recognized revenues from deferred revenues and customer advances. This was offset by $1.6 million of new unearned amounts under contracts as well as $0.1 million of exchange rate impact. The above resulted in an ending balance of $4.2 million as of June 30, 2023.

Unbilled accounts receivable:

Unbilled accounts receivable decreased by $0.3 million compared to the beginning balance of $0.3 million as of January 1, 2023. The increase was primarily due to $0.1 million of recognized revenues in advance of contractual billing during the year. This was offset by a decrease of $0.4 million as a result of billings. The above resulted in a balance of $7 as of June 30, 2023.

f.	New accounting pronouncements not yet effective:

As of June 30, 2023, there are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the Company’s unaudited condensed interim consolidated financial statements.